INCOME TAXES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax benefits recognized for net operating loss carryforwards	$ 14.2	$ 9.0	$ 27.8
Foreign subsidiaries undistributed earnings	3,374.9
Foreign earnings included in domestic taxable income	311.0	169.0	31.4
Foreign earnings included in domestic taxable income, domestic taxes	28.5	16.5	3.7
Cash paid for income taxes	284.0	82.9	67.3
Operating loss carryforwards	280.5
Net operating loss carryforwards	58.6	68.2
Carryforward description	The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws.
Deferred tax assets, tax credit carryforwards	15.8	57.5
Deferred tax assets, tax credit carryforwards, expiration	2020
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	16.3	40.6
Income related to interest and penalties	1.7
Accrued interest expense and penalties	5.7	7.8
Minimum
Income Taxes [Line Items]
Operating loss carryforwards periods	5 years
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax examinations	The United States Internal Revenue Service has completed examinations of the Company's tax returns for all years through 2008.
Other Major Jurisdiction
Income Taxes [Line Items]
Tax examinations	The Company's tax returns for other major jurisdictions remain subject to examination for the years ranging from 2004 through 2011.
Foreign subsidiaries
Income Taxes [Line Items]
Operating loss carryforwards	195.1
United States
Income Taxes [Line Items]
Operating loss carryforwards	$ 85.4